Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 186	$ 253
Sabine Pass LNG terminal and related pipeline costs	319	384
Other accrued liabilities	4	0
Total accrued liabilities	$ 509	$ 637